ANNUAL REPORT

October 31, 1996

INVESCO
INTERNATIONAL
FUNDS, INC.

European
Pacific Basin
International Growth

No-Load Mutual Funds Seeking
Opportunities Overseas

INVESCO FUNDS

Market Overview                                                    November 1996
     Because the currencies and economies of many countries are closely linked to that of the U.S., securities markets beyond American shores have paid close attention to the Federal Reserve Board. The correction in the U.S. stock market last July jolted equity exchanges from Hong Kong to Switzerland; the subsequent strong rebound in the S&P 500 had a parallel positive impact.
     Markets in the Far East have been particularly challenging this year. Historically, Asian securities markets have tended to slow or decline during the summer months. This year, lingering doubts regarding economic recovery and the outlook for corporate earnings have held down gains in the Japanese stock market; in local currency terms, the Nikkei Dow advanced a scant 3% over the first ten months of 1996. In addition, political problems -- including riots in Indonesia and a tight monetary policy in Thailand -- stymied certain emerging markets outside of Japan. For instance, the Thai market has dropped over 25%. However, equity markets in Taiwan, Malaysia and Hong Kong have advanced vigorously in 1996.
      Investors in European markets have enjoyed a less volatile, generally more rewarding year; as a group these markets have outperformed the S&P 500. Although governments throughout that region are straining to reduce budget deficits and unemployment remains high, many analysts believe that economies there will continue to enjoy a moderate expansion. Key markets such as Germany and France have produced double-digit returns over the first ten months of 1996, although performance in the U.K. has lagged.
      Results throughout Latin America have been more mixed but generally positive. Due to an unexpectedly strong economic recovery, the Mexican bolsa has advanced strongly through the year. Other markets, including Venezuela, Peru, and Brazil, have also performed well. However, an overheated Chilean economy caused the market to drop in recent months.

INVESCO International Funds, Inc.
      Each of the funds is managed by a team of investment professionals specializing in various countries. A senior investment policy group determines the country-by-country allocation of the fund's assets, overall stock selection methodology, and risk control policies.
      The line graphs on the following pages illustrate the value of a $10,000 investment in each of the INVESCO International Funds, plus reinvested dividends and capital gain distributions, for the ten-year period ended 10/31/96; or, in the case of International Growth Fund, from inception through 10/31/96. The charts and other total return figures cited reflect the portfolios' operating expenses, but the indexes do not have expenses, which would, of course, have lowered their performance.(2)

European Fund

                                European Fund
                       Average Annualized Total Return
                              as of 10/31/96(2)

                    1 year                             28.47%
                    -----------------------------------------
                    5 years                            10.60%
                    -----------------------------------------
                    10 years                            9.21%
                    -----------------------------------------

      Lipper Analytical Services ranked INVESCO European Fund #5 of 43 European region funds for the one-year period ended 10/31/96, based on total return unadjusted for commissions. For the five-year period, the fund was ranked #13 of 17 funds, and for the 10-year period, #3 of 4.(3)
      For the one-year period ended 10/31/96, INVESCO European Fund had a total return of 23.47%, compared to a total return of 15.05% for the Morgan Stanley Capital Index-Euro 18. (The MSCI-Euro 18 is an unmanaged, weighted index of European stock markets. Because this index does not extend back a full 10 years, the line graph compares the fund to the geographically broader MSCI-EAFE. Of course, past performance is not a guarantee of future results.)(1),(2)
      The fund's strong performance against the MSCI-Euro 18 resulted from a number of factors. As we discussed in the semiannual report dated 4/30/96, the mediocre performance of the regional index may largely be attributed to sub-par results in the U.K. While economic growth in the U.K. is expected to strengthen in 1997, driven by improvements in consumer spending and a cautious fiscal policy, inflation is running relatively hotter than on the continent, and we expect to continue underweighting British stocks.

Graph:
      This  line  graph  represents  a  comparison  of the  value  of a  $10,000 investment in the INVESCO European Fund to the value of a $10,000 investment in the MSCI Europe/Australia/Far East Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/96.

      Positive trade balances have aided stock prices in Germany and France. Both countries face serious economic challenges, particularly double-digit unemployment figures. Nonetheless, stock prices have enjoyed strong advances in both countries throughout the year. Currently, they represent about 23% of fund assets.
     In 1996, inflation and interest rates remain low throughout most of Europe. Consequently, we have overweighted growth stocks, particularly in the areas of health care, services, and luxury/upscale goods. Over the past six months, we have opened new positions in Fresenius Medical Care AG Sponsored ADR (medical equipment & supplies) and Cortecs International Ltd (medical related-drugs), as well as Adidas AG and Puma AG Rudolf Dassler Sport (both textiles and apparel manufacturers).

      Analysts generally do not anticipate the recovery to accelerate. We are therefore focusing the fund's holdings on companies which have the potential to grow earnings despite the economic environment. Sectors such as utilities, financial services, and cyclical stocks are currently underweighted, in favor of media related, pharmaceuticals, technology, and business services.

Pacific Basin Fund

                              Pacific Basin Fund
                         Average Annual Total Return
                              as of 10/31/96(2)

                    1 year                              3.55%
                    -----------------------------------------
                    5 years                             4.86%
                    -----------------------------------------
                    10 years                            7.22%
                    -----------------------------------------

      Lipper Analytical Services ranked INVESCO Pacific Basin Fund #24 of 38 Pacific region funds for the one-year period ended 10/31/96, based on total return unadjusted for commissions. For the five-year period, the fund was ranked #11 of 12 funds, and for the 10-year period, #3 of 4.(3)
      For the one-year period ended 10/31/96, INVESCO Pacific Basin Fund had a total return of 3.55%, compared to a total return of 3.50% for the Morgan Stanley Capital Index-Pacific. (The MSCI-Pacific is an unmanaged, weighted index of Far Eastern stock markets. Of course, past performance is not a guarantee of future results.)(1),(2)
      For the first half of 1996, the Japanese stock market reflected investors' belief that the economy there was in recovery. Over the summer, sentiment changed. In particular, the recent, inconclusive elections cast doubt on the new government's ability to maintain -- much less expand -- the climate for economic growth, and in fact, the economy contracted during the third quarter.
      Over the latter half of the year, the Japanese market has backtracked. The fund's focus on the Nikkei Dow has hurt performance over the latest six-month period, although we are underweighted relative to the index. Nonetheless, valuations are more attractive than they have been for some time, and certain areas have the potential to outperform. In recent months, we have added two computer software firms, Meitec Corp and NTT Data, and will continue to selectively seek similar opportunities in the communications and electronics industries.
      At the same time, we have maintained a moderately defensive strategy regarding emerging economies, while favoring markets such as Hong Kong. Over the past six months, we have taken positions in Cheung Kong Infrastructure Holdings Ltd (building & construction), as well as two additional real estate related firms, Hopewell Holdings Ltd and DC Fiance Holdings Ltd.

      The Malaysian market has advanced strongly this year. In recent months, we have expanded our weighting here. New holdings include Intria Berhad (chemicals), Arab Malaysian Berhad (diversified), Landmarks Berhad (hotels), and Malaysian Resources Berhad (real estate related).

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO Pacific Basin Fund to the value of a $10,000 investment in the MSCI Pacific Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the ten year period ended 10/31/96.

      Given the political and economic outlook in Asia-ex Japan, we remain cautious about certain emerging markets. We will look for opportunities to increase holdings on a selective basis in Malaysia, as well as Singapore and Australia, while concurrently reducing exposure to Thailand, Taiwan, and South Korea.

International Growth Fund


                              International Fund
                         Average Annual Total Return
                              as of 10/31/96(2)

                    1 year                             12.01%
                    -----------------------------------------
                    5 years                             5.07%
                    -----------------------------------------
                    10 years                            5.65%
                    -----------------------------------------

      Lipper Analytical Services ranked INVESCO International Growth Fund #128 of 324 international funds for the one-year period ended 10/31/96, based on total return unadjusted for commissions. For the five-year period, the fund was ranked #66 of 69 funds.(3)
      For the one-year period ended 10/31/96, INVESCO International Growth Fund had a total return of 12.01%. The Morgan Stanley Capital
Index-Europe/Australia/Far East had a total return of 10.77% for the same period. The fund also outperformed the index over the most recent 6-month period; the fund rose 1.39% compared to (2.29%) for the MSCI-EAFE. (The
MSCI-EAFE is a weighted index of international stock markets. Of course, past performance is not a guarantee of future results.)(1),(2)
      Over the first half of the fiscal year, we decreased Japanese and British holdings in favor of increased weightings in France and selected emerging economies of Southeast Asia, such as Malaysia, Singapore, the Philippines, and South Korea. We also took modest positions in Brazil.
     The core position in Hong Kong aided fund results. That market ties its currency to the U.S. dollar and is highly sensitive to U.S. interest rates; as the latter stabilized in 1996, results from the Hang Seng market index continued to improve.

      European results have also been encouraging in 1996. Although the outlook does not favor a more vigorous economic recovery, selected companies have the potential to perform well despite the economic situation. As a result, we anticipate favoring continental Europe and certain Asian countries in the near-term.

Graph:
      This line graph represents a comparison of the value of a $10,000 investment in the INVESCO International Growth Fund to the value of a $10,000 investment in the MSCI Pacific Index, assuming in each case reinvestment of all dividends and capital gain distributions, for the nine year period ended 10/31/96.

      In recent months, we have selectively added to holdings in a variety of industries, maintaining the fund's broad level of market sector and geographic diversification. For example, new financial services positions include Banco Frances del Rio de la Plata SA Sponsored ADR (Argentina), Malayan Banking Berhad (Malaysia), and Oversea-Chinese Banking Ltd (Singapore), New Japan Securities Ltd (Japan), and Schweiz Rueckversicherungs Gesellschaft (Switzerland). On the consumer side, we added Blue Square-Israel Ltd Sponsored ADR (Israel) and Controladora Commercial Mexican SA de CV ADR (Mexico). We also took positions in two telecommunications firms, PT Indonesian Satellite Spnsrd (Indonesia) and Telecom Brasileiras SA Spnsrd ADR (Brazil).

(1)The MSCI-EAFE, MSCI-Euro 18, and MSCI-Pacific are unmanaged indexes of common stocks considered to be representative of the overall international, European, and Pacific Basin regional securities markets, respectively. The Nikkei Dow and Hang Seng are unmanaged indexes indicative of broad market performance in Japan and Hong Kong, respectively. The S&P 500 is an unmanaged index indicative of the broad U.S. stock market.

(2)Total  return  assumes   reinvestment  of  dividends  and  capital  gain
distributions for the periods indicated. Past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than when purchased.

(3)Rankings provided by Lipper Analytical Services, an independent fund analyst, are based upon total return performance unadjusted for commissions. When available, rankings are cited for one-, five- and 10-year periods.

INVESCO International Funds, Inc.
Ten Largest Common Stock Holdings
October 31, 1996

Description                                                              Value
--------------------------------------------------------------------------------
EUROPEAN Fund
Tomra Systems A/S A                                                   $8,395,278
Sandoz AG Ltd Registered Shrs                                          8,125,045
Gucci Group NV New York Registered Shrs                                6,900,000
TT Tieto OY Series B Shrs                                              6,817,111
Adidas AG                                                              6,604,941
Falck A/S                                                              6,213,448
Cimentos de Portugal SA                                                5,467,678
Sage Group PLC                                                         5,107,069
Bulgari SpA                                                            5,026,193
Compass Group PLC                                                      4,966,620

INTERNATIONAL GROWTH Fund
Christian Dior SA                                                     $1,890,297
Banco Bilbao Vizcaya SA Registered Shrs                                1,614,815
BIC SA                                                                 1,561,570
Sandoz AG Ltd Registered Shrs                                          1,363,847
HSBC Holdings PLC                                                      1,287,698
AXA SA                                                                 1,279,803
Autoliv AB                                                             1,202,791
Schweiz Rueckversicherungs
   Gesellschaft Registered Shrs                                        1,185,031
Hutchison Whampoa Ltd                                                  1,159,296
Canal Plus                                                             1,151,533

PACIFIC BASIN Fund
HSBC Holdings PLC                                                     $4,785,042
New World Development Ltd                                              4,073,832
Hutchison Whampoa Ltd                                                  4,050,553
CITIC Pacific Ltd                                                      3,890,186
Cheung Kong Holdings Ltd                                               3,664,380
Sun Hung Kai Properties Ltd                                            3,584,972
Swire Pacific Ltd Class A Shrs                                         3,442,388
Malayan Banking Berhad                                                 3,413,542
United Engineers Berhad                                                3,166,184
Hang Seng Bank Ltd                                                     3,085,119

Composition of holdings is subject to change.

INVESCO International Funds, Inc.
Statement of Investment Securities
October 31, 1996
                                                       Shares or
                                      Industry         Principal
Description                             Code            Amount             Value
--------------------------------------------------------------------------------
EUROPEAN Fund
COMMON STOCKS &
   WARRANTS 90.40%
AUSTRALIA 0.58%
Cortecs International Ltd
   London Shrs*                           MD           500,000        $1,669,110
                                                                   -------------
AUSTRIA 1.38%
Wolford AG Bearer Shrs                    TA            30,000         3,958,644
                                                                   -------------
BELGIUM 1.00%
Barco NV*                                 EL            17,500         2,878,366
                                                                   -------------
DENMARK 3.85%
Falck A/S                                 SA            23,000         6,213,448
Oticon Holding A/S Series A Shrs          HC            30,000         4,826,564
                                                                   -------------
                                                                      11,040,012
                                                                   -------------
FINLAND 5.27%
KCI Konecranes International*             MY            90,000         2,482,571
Orion-yhtyma OY Series A Shrs             MD            90,000         3,137,970
Raision Tehtaat OY                        FD            45,000         2,691,107
TT Tieto OY Series B Shrs                 CO           101,720         6,817,111
                                                                   -------------
                                                                      15,128,759
                                                                   -------------
FRANCE 9.83%
Altran Technologies SA                    BS            16,500         4,942,062
Axime*                                    BS             1,283           134,876
CIPE-France SA                            SA            12,000         1,491,722
Canal Plus                                BR            15,000         3,714,622
Castorama-Dubois
   Investissements                        RT            14,000         2,398,109
Cegedim SA                                HC             5,640           444,073
Christian Dior SA                         DV            22,000         2,928,629
Christian Dior SA
   Warrants (Exp 1998)*                   DV            30,000           625,466
Dassault Systemes SA*                     CO            71,050         3,059,987
Infogrames Entertainment SA*              RR             3,600           403,117
Manutan                                   WH            20,000         1,675,740
Penauille Polyservices                    BS            14,000         2,521,440
Sodexho SA                                BS             8,000         3,860,466
                                                                   -------------
                                                                      28,200,309
                                                                   -------------

GERMANY 8.80%
Adidas AG                                 TA            77,000         6,604,941
Bayer AG Warrants
   (Exp 1997)*                            CH            10,000         1,595,955
Bayerische Motoren Werke AG               AM             8,000         4,684,112
Eurobike AG*                              RT            85,000         1,881,773
Fresenius Medical Care AG
   Sponsored ADR*                         MQ           156,406         4,653,078
Hoechst AG                                CH           110,000         4,139,901
Puma AG Rudolf Dassler Sport*             TA            56,400         1,667,922
                                                                   -------------
                                                                      25,227,682
                                                                   -------------
ITALY 8.11%
Bulgari SpA                               RT           290,000         5,026,193
De Rigo SpA Sponsored ADR*                MP           150,220         1,633,642
Ente Nazionale Idrocarburi SpA
   Registered Shrs                        OG           600,000         2,872,581
Gucci Group NV New York
   Registered Shrs                        TA           100,000         6,900,000
Mediolanum SpA*                           IN           260,000         2,576,097
SAES Getters SpA Non-Conv
   Savings Shrs                           CH           150,000         1,848,495
Safilo SpA                                MQ           135,000         2,402,055
                                                                   -------------
                                                                      23,259,063
                                                                   -------------
NETHERLANDS 7.87%
BE Semiconductor Industries NV
   New York Registered Shrs*              SE           130,600         1,567,200
Baan Co NV*                               CO            75,000         2,775,000
Getronics NV                              CO           168,000         4,130,901
ING Groep NV                              FR           122,500         3,821,125
Oce-Van Der Grinten NV                    OE            44,500         4,749,392
Randstad Holding NV*                      BS            54,000         4,368,651
Toolex-Alpha NV*                          AV           120,000         1,153,369
                                                                   -------------
                                                                      22,565,638
                                                                   -------------
NORWAY 5.17%
Alvern A/S*                               AD            80,531           972,659
Ark A/S A                                 CO            60,000         1,449,368
Nera A/S A                                TC            65,000         2,339,929
Sensonor A/S*                             AM           230,000         1,659,558
Tomra Systems A/S A                       MY           591,398         8,395,278
                                                                   -------------
                                                                      14,816,792
                                                                   -------------
PORTUGAL 1.91%
Cimentos de Portugal SA                   BC           260,000         5,467,678
                                                                   -------------

SPAIN 1.32%
Banco Bilbao Vizcaya SA
   Registered Shrs                        BK            50,000         2,431,950
Sol Melia SA*                             HL            50,530         1,345,805
                                                                   -------------
                                                                       3,777,755
                                                                   -------------
SWEDEN 5.83%
Assa Abloy AB Series B Shrs               MA           237,446         3,653,305
Autoliv AB                                AM            80,000         3,400,117
Caran AB Series B Shrs                    CO            50,000           563,639
Frontec AB Series B Shrs*                 CO           241,000         3,450,997
Nobel Biocare AB                          MQ           195,000         3,297,291
Pricer AB Series B Shrs*                  BS            57,142         1,175,138
Scala International AB*                   CO            16,000         1,182,120
                                                                   -------------
                                                                      16,722,607
                                                                   -------------
SWITZERLAND 7.39%
Oerlikon-Buhrle Holding AG Ltd
   Registered Shrs*                       DV            20,000         1,982,203
Roche Holding AG Ltd
   Genusscheine Non-Voting Shrs           MD               300         2,278,540
Sandoz AG Ltd Registered Shrs             MD             7,000         8,125,045
Schweiz Rueckversicherungs
   Gesellschaft Registered Shrs*          IN             3,600         3,878,285
Sulzer AG Registered Shrs                 MA             4,500         2,570,508
Swiss Bank Sandoz Warrants
   (Exp 1997)*                            BK            25,000           552,157
Swissair AG Registered Shrs*              TR             2,300         1,799,872
                                                                   -------------
                                                                      21,186,610
                                                                   -------------
UNITED KINGDOM 21.25%
Arsenal Football Club PLC*                RR               306           984,124
Ashbourne PLC                             HC           300,000           691,256
Bass PLC                                  FD           200,000         2,566,358
Business Post PLC                         BS           200,000         1,506,270
Carlton Communications PLC                EL           400,000         3,204,691
Chiroscience Group PLC*                   MD           322,856         1,871,630
Compass Group PLC                         BS           500,000         4,966,620
FirstBus Group PLC                        TR         1,037,771         3,084,079
Glaxo Wellcome PLC                        MD           175,000         2,747,111
Granada Group PLC                         AV           240,000         3,456,768
Hays PLC                                  BS           170,000         1,421,512
Kingfisher PLC                            RT           400,000         4,256,638
Lloyds TSB Group PLC                      BK           430,800         2,735,907
Manchester United PLC                     RR           257,000         2,151,084
Marks & Spencer PLC                       RT           160,000         1,343,104
Memory Corp PLC*                          CO            75,000            81,216
Misys PLC                                 CO           240,000         3,546,655
National Express Group PLC                TR           150,000         1,154,128
National Power PLC                        UT           160,000         1,060,414
National Westminster Bank PLC             BK           220,000         2,513,110
Rentokil Group PLC                        BS           550,000         3,694,432
Sage Group PLC                            CO           650,000         5,107,069
Siebe PLC                                 CI           160,000         2,518,158
TC Group PLC                              HC           600,000         1,416,708

Tottenham Hotspur PLC                     RR           165,000         1,426,723
VideoLogic Group PLC*                     CO           400,000           335,450
Visual Action Holdings PLC                BS           300,000         1,121,153
                                                                   -------------
                                                                      60,962,368
                                                                   -------------
UNITED STATES 0.84%
OXiGENE Inc*                              MD           100,000         2,425,000
TOTAL COMMON STOCKS & WARRANTS
   (Cost $211,015,723)                                               259,286,393
                                                                   -------------
PREFERRED STOCKS 6.24%
GERMANY 6.24%
Fielmann AG Non-Voting Pfd                RT            45,000         1,873,513
Fresenius AG Non-Voting Pfd               MP            38,500         8,332,505
SAP AG Non-Voting Pfd                     CO            47,000         6,330,027
Sander (Jil) AG Non-Voting Pfd            TA             2,053         1,356,727
                                                                   -------------
TOTAL PREFERRED STOCKS
   (Cost $14,456,876)                                                 17,892,772
                                                                   -------------
SHORT-TERM INVESTMENTS -
   COMMERCIAL PAPER 3.36%
UNITED STATES 3.36%
Associates Corp of North America
   5.650%, 11/1/1996
   (Cost $9,640,000)                      FR         9,640,000         9,640,000
                                                                   -------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost  $235,112,599)
   (Cost for Income Tax Purposes
   $236,320,805)                                                     286,819,165
                                                                   =============

INTERNATIONAL GROWTH Fund
COMMON STOCKS & WARRANTS 91.24%
ARGENTINA 0.96%
Banco Frances del Rio de la
   Plata SA Sponsored ADR                 BK             8,400           220,500
Perez Companc SA Sponsored
   ADR Representing 2 Class
   B Shrs                                 DV            50,850           640,786
                                                                   -------------
                                                                         861,286
                                                                   -------------
AUSTRALIA 3.10%
Aberfoyle Ltd                             MM           125,000           261,723
Broken Hill Proprietary Ltd               MM            21,900           290,929
CRA Ltd                                   MM            23,025           361,205
CSR Ltd                                   DV            85,000           285,833

National Australia Bank Ltd               BK            56,300           618,424
News Corp Ltd                             PR            95,000           540,974
WMC Holdings Ltd                          MM            66,000           415,093
                                                                   -------------
                                                                       2,774,181
                                                                   -------------
BRAZIL 0.13%
Rhodia-Ster SA GDR^                       CH            33,000           112,418
                                                                   -------------
CHILE 0.60%
Madeco SA ADR                             BC             8,500           204,000
Sociedad Quimica y Minera de
   Chile SA Sponsored ADR                 CH             5,800           333,500
                                                                   -------------
                                                                         537,500
                                                                   -------------
CHINA 0.56%
Guangshen Railway Ltd
   Sponsored ADR*                         TR            27,000           502,875
                                                                   -------------
FRANCE 8.36%
AXA SA                                    IN            20,584         1,279,803
BIC SA                                    DV            10,400         1,561,570
Canal Plus                                BR             4,650         1,151,533
Carrefour SA                              RT             1,850         1,027,458
Christian Dior SA                         DV            14,200         1,890,297
Sodexho SA                                BS             1,200           579,070
                                                                   -------------
                                                                       7,489,731
                                                                   -------------
GERMANY 4.99%
Adidas AG                                 TA            12,000         1,029,342
Bayer AG                                  CH            28,800         1,089,040
Bayerische Motoren Werke AG               AM             1,800         1,053,925
Hoechst AG                                CH            26,100           982,286
Siemens AG                                EL             6,100           315,441
                                                                   -------------
                                                                       4,470,034
                                                                   -------------
GREECE 0.43%
Hellenic Telecommunication
   Organization SA                        TC            22,000           389,282
                                                                   -------------
HONG KONG 5.65%
Bank of East Asia Ltd                     BK            65,000           253,871
CITIC Pacific Ltd                         DV           142,000           690,508
Henderson Land Development Ltd            RE           109,000           969,152
Hutchison Whampoa Ltd                     DV           166,000         1,159,296
New World Infrastructure Ltd*             EG           393,000           978,399
Sun Hung Kai Properties Ltd               RE            88,700         1,009,483
                                                                   -------------
                                                                       5,060,709
                                                                   -------------
INDIA 0.31%
Larsen & Toubro Ltd GDR                   MY            19,000           273,220
                                                                   -------------

INDONESIA 0.60%
PT Indocement Tunggal Prakarsa
   Foreign Shrs                           DV           150,000           226,834
PT Indosat Sponsored ADR                  TC            10,300           310,288
                                                                   -------------
                                                                         537,122
                                                                   -------------
ISRAEL 1.23%
Blue Square-Israel Ltd
   Sponsored ADR*                         RT            22,000           346,500
Koor Industries Ltd
   Sponsored ADR                          TC            22,000           382,250
Teva Pharmaceutical Industries
   Ltd ADR                                MD             9,000           376,875
                                                                   -------------
                                                                       1,105,625
                                                                   -------------
ITALY 3.22%
Bulgari SpA                               RT            47,000           814,590
Ente Nazionale Idrocarburi SpA
   Registered Shrs                        OG           208,460           998,030
Telecom Italia Mobile SpA                 UT           520,000         1,074,302
                                                                   -------------
                                                                       2,886,922
                                                                   -------------
JAPAN 16.04%
Acom Co Ltd                               FR             8,000           307,368
Bank of Tokyo-Mitsubishi Ltd              BK            17,850           364,094
Chugai Pharmaceutical Ltd                 MD            40,000           365,747
DDI Corp                                  TC                64           481,098
Dai-Tokyo Fire & Marine
   Insurance Ltd                          IN            60,000           375,067
Fanuc Ltd                                 EL            11,000           352,999
Fujitsu Ltd                               CO            37,000           325,304
Itochu Corp                               DV            60,000           362,406
Kaneka Corp                               CH            60,000           337,613
Kawasaki Steel                            MM           120,000           370,319
Komatsu Ltd                               MY            38,000           311,377
Kyocera Corp                              EL             6,000           396,167
Maeda Corp Series 2 Warrants
   (Exp 1997)*                            BC               100            41,250
Mitsubishi Estate Ltd                     RE            27,000           337,085
Mitsubishi Heavy Industries Ltd           MY            40,000           307,720
Mitsubishi Materials                      MM            58,000           258,028
NTT Data                                  CO                14           414,807
New Japan Securities Ltd*                 IB            43,000           203,016
Nippon COMSYS                             TC            31,000           397,926
Nippon Yusen Kabushiki Kaisha             TR            58,000           290,664
Nishimatsu Construction Ltd               EG            38,000           350,801
Nissan Motor Ltd                          AM            43,000           325,506
Nomura Securities Ltd                     IB            26,000           429,753
Onward Kashiyama Ltd                      TA            22,000           307,544
ORIX Corp                                 FR            12,000           447,337
Rohm Co Ltd                               EL             7,000           415,422
Sanwa Bank Ltd                            BK            22,000           375,243

Secom Co Ltd                              EL             5,000           298,049
Sega Enterprises Ltd                      TH             9,500           384,210
Sharp Corp                                EL            34,000           517,145
Shizuoka Bank Ltd                         BK            35,000           400,036
Sony Music Entertainment                  RR            12,200           470,882
Sumitomo Bank Ltd                         BK            25,000           439,600
Sumitomo Chemical Ltd                     CH            90,000           384,562
Sumitomo Warehouse Ltd                    SF            60,000           378,232
Taiyo Yuden Ltd                           EE            25,000           323,106
Teijin Ltd                                TA            45,000           208,502
Tokyo Electric Power                      UT            14,200           325,849
Tokyu Department Store Ltd                RT            81,000           462,899
Yamato Transport                          TR            28,000           290,488
Yamazaki Baking Ltd                       FD            15,000           238,703
                                                                   -------------
                                                                      14,373,924
                                                                   -------------
MALAYSIA 2.73%
Arab Malaysian Berhad                     DV           114,000           505,323
Malayan Banking Berhad                    BK            45,500           450,192
Perusahaan Otomobil Nasional
   Berhad-Proton                          AM            70,000           443,266
Petronas Gas Berhad                       OG           125,000           509,558
Resorts World Berhad                      GA            94,000           539,439
                                                                   -------------
                                                                       2,447,778
                                                                   -------------
MEXICO 1.55%
Cemex SA de CV Series B Shrs              BC            65,000           234,677
Cifra SA de CV Series B ADR*              RT           200,000           238,000
Controladora Comercial
   Mexicana SA de CV ADR                  RT            12,000           211,500
Empresas la Moderna SA de CV
   Sponsored ADR                          TO            11,000           198,000
Panamerican Beverages Class A             FD            11,700           510,412
                                                                   -------------
                                                                       1,392,589
                                                                   -------------
NETHERLANDS 4.40%
ABN AMRO Holdings NV                      BK             8,600           486,314
Elsevier NV                               PR            40,000           665,133
Getronics NV                              CO            27,667           680,295
ING Groep NV                              FR            27,500           857,803
IS Himalayan Fund NV*                     IC            36,696           440,352
IS Himalayan Fund NV
   Warrants (Exp 1996)*                   IC             5,839               526
Randstad Holding NV                       BS            10,000           809,009
                                                                   -------------
                                                                       3,939,432
                                                                   -------------
NEW ZEALAND 0.35%
Telecom Corp of New
   Zealand Ltd                            TC            60,000           311,963
                                                                   -------------

PERU 0.50%
Compania de Minas
   Buenaventura SA Sponsored
   ADR Representing
   Series B Shrs*                         MM            26,750           448,062
                                                                   -------------
PHILIPPINES 0.53%
C&P Homes                                 BC           815,800           372,514
Universal Robina                          FD           224,400           102,466
                                                                   -------------
                                                                         474,980
                                                                   -------------
PORTUGAL 0.35%
Cimentos de Portugal SA                   BC            15,000           315,443
                                                                   -------------
SINGAPORE 1.91%
City Developments Ltd                     RE            38,400           302,512
DBS Land Ltd                              RE            89,000           280,454
Keppel Corp Ltd                           DV            40,000           298,084
Oversea-Chinese Banking Ltd
   Foreign Shrs                           BK            45,000           514,194
Singapore Press Holdings Ltd
   Foreign Shrs                           PR            19,200           318,864
                                                                   -------------
                                                                       1,714,108
                                                                   -------------
SOUTH KOREA 0.56%
Korea Electric Power
   Sponsored ADR                          UT            15,000           270,000
Samsung Electronics Ltd GDR^              EL            10,638           228,717
                                                                   -------------
                                                                         498,717
                                                                   -------------
SPAIN 2.90%
Banco Bilbao Vizcaya SA
   Registered Shrs                        BK            33,200         1,614,815
Empresa Nacional de
   Electricidad SA                        UT            16,025           981,843
                                                                   -------------
                                                                       2,596,658
                                                                   -------------
SWEDEN 3.82%
Astra AB Series A Shrs                    MD            23,350         1,074,221
Autoliv AB                                AM            28,300         1,202,791
Telefonaktiebolaget Ericsson
   (L M) Series B Shrs                    TC            42,200         1,144,280
                                                                   -------------
                                                                       3,421,292
                                                                   -------------
SWITZERLAND 5.88%
Adecco SA Bearer Shrs                     BS             2,480           699,451
Nestle SA Registered Shrs                 FD               300           327,242
Roche Holding AG Ltd
   Genusscheine Non-Voting Shrs           MD               125           949,392

Sandoz AG Ltd Registered Shrs             MD             1,175         1,363,847
Schweiz Rueckversicherungs
   Gesellschaft Registered Shrs           IN             1,100         1,185,031
Swissair AG Registered Shrs*              TR               955           747,338
                                                                   -------------
                                                                       5,272,301
                                                                   -------------
TAIWAN 0.46%
Taipei Fund IDR Representing
   100 Registered Units*                  IC             5,000           407,500
                                                                   -------------
THAILAND 1.05%
Banpu Public Ltd                          MM             5,600           102,317
Banpu Public Ltd Foreign Shrs             MM             5,400            99,933
Land & House PLC Foreign Shrs             RE             8,000            66,497
Siam Cement PLC
   Registered Foreign Shrs                BC             5,700           194,879
Thai Farmers Bank PLC
   Foreign Shrs                           BK            15,000           114,683
Tipco Asphalt PLC                         BC            67,000           362,517
                                                                   -------------
                                                                         940,826
                                                                   -------------
UNITED KINGDOM 18.07%
BAA PLC                                   TR            46,117           373,607
BOC Group PLC                             CH            18,400           259,626
BTR PLC                                   DV            63,000           264,167
Bass PLC                                  FD            46,200           592,829
British Airways PLC                       TR            35,560           320,799
British Telecommunications PLC            TC            90,000           521,007
Cadbury Schweppes PLC                     FD            46,428           386,333
Carlton Communications PLC                EL            44,830           359,166
Croda International PLC                   CH            35,000           204,039
FirstBus Group PLC                        TR           101,571           301,852
Formosa Fund IDR Representing
   Registered Shrs*                       IC                80           684,000
General Accident PLC                      IN            44,400           529,605
Glaxo Wellcome PLC                        MD            22,820           358,223
Glynwed International PLC                 MM            28,400           162,788
Granada Group PLC                         AV            34,900           502,672
Grand Metropolitan PLC                    FD            31,200           235,486
HSBC Holdings PLC                         BK            63,218         1,287,698
Hays PLC                                  BS            50,400           421,436
Korea Europe Fund IDR*                    IC               200           620,000
LASMO PLC                                 OG            90,000           313,630
Lloyds TSB Group PLC                      BK           145,272           922,588
LucasVarity PLC*                          AM           123,200           498,538
MFI Furniture Group PLC                   MA            80,900           264,792
Marks & Spencer PLC                       RT            90,000           755,496
National Power PLC                        UT            40,000           265,104
National Westminster Bank PLC             BK            48,580           554,940
Prudential Corp PLC                       IN            73,650           556,483
Sainsbury (J) PLC                         RT            56,100           332,526
Scottish Power PLC                        UT            54,754           280,413

Severn Trent PLC                          UT            41,100           413,610
Shell Transport & Trading PLC             OG            30,000           492,184
Siebe PLC                                 CI            37,800           594,915
TI Group PLC                              EG            34,600           320,308
Tomkins PLC                               DV           102,500           430,630
Unigate PLC                               FD            50,000           351,734
Wolseley PLC                              BC            58,800           456,727
                                                                   -------------
                                                                      16,189,951
                                                                   -------------
TOTAL COMMON STOCKS & WARRANTS
   (Cost $73,178,175)                                                 81,746,429
                                                                   -------------
PREFERRED STOCKS 4.52%
BRAZIL 1.95%
Companhia Energetica de Minas
   Gerais Sponsored ADR
   Representing Pfd Shrs^                 UT            15,000           475,818
Telecomunicacoes Brasileiras
   SA-Telebras Sponsored ADR
   Representing Pfd Shrs                  TC            10,845           807,952
Telecomunicacoes Brasileiras
   SA-Telebras Sponsored ADR
   Representing Pfd Shrs^                 TC               455            33,658
Usinas Siderurgicas de Minas
   Gerais SA Sponsored ADR
   Representing Pfd Shrs^                 MM            41,000           427,003
                                                                   -------------
                                                                       1,744,431
                                                                   -------------
GERMANY 2.57%
Fresenius AG Non-Voting Pfd               MP             6,600         1,428,429
SAP AG Non-Voting Pfd                     CO             6,500           875,429
                                                                   -------------
                                                                       2,303,858
                                                                   -------------
TOTAL PREFERRED STOCKS
   (Cost $2,925,692)                                                   4,048,289
                                                                   -------------
FIXED INCOME SECURITIES 0.82%
HONG KONG 0.17%
Bangkok Bank PLC
   Unsecured Conv Deb
   3.250%, 3/3/2004                       BK           154,000           156,695
                                                                   -------------
MALAYSIA 0.65%
United Engineers Berhad
   Conv Deb, 2.000%, 3/1/2004             EG           430,000           580,500
                                                                   -------------
TOTAL FIXED INCOME SECURITIES
   (Cost $638,463)                                                       737,195
                                                                   -------------

SHORT-TERM INVESTMENTS -
    REPURCHASE AGREEMENTS 3.42%
UNITED STATES 3.42%
Repurchase Agreement with
   State Street Bank & Trust Co
   dated 10/31/1996 due 11/1/1996
   at 5.430%, repurchased at
   $3,061,462 (Collateralized
   by US Treasury Notes due
   8/15/2017 at 8.875%
   value $3,395,196)
   (Cost $3,061,000)                      RA         3,061,000         3,061,000
                                                                   -------------
TOTAL INVESTMENT
   SECURITIES AT VALUE 100.00%
   (Cost $79,803,330)
   (Cost for Income Tax Purposes
   $80,189,294)                                                       89,592,913
                                                                   =============

PACIFIC BASIN Fund
COMMON STOCKS & WARRANTS 100.00%
AUSTRALIA 2.08%
Comalco Ltd                               MM           300,000         1,560,821
WMC Holdings Ltd                          MM           240,000         1,509,428
                                                                   -------------
                                                                       3,070,249
                                                                   -------------
HONG KONG 25.35%
CNPC Hong Kong Ltd*                       OG        16,800,000         1,194,984
Cheung Kong Holdings Ltd                  RE           457,000         3,664,380
Cheung Kong Infrastructure
   Holdings Ltd*                          BC           600,000         1,117,394
CITIC Pacific Ltd                         DV           800,000         3,890,186
Cosco Pacific Ltd                         BS         1,600,000         1,531,243
DC Finance Holdings Ltd                   RE         1,600,000           988,066
Guangzhou Investment Ltd                  RE         2,000,000           646,640
Hang Seng Bank Ltd                        BK           260,000         3,085,119
Henderson Land Development Ltd            RE           275,000         2,445,107
Hopewell Holdings Ltd                     RE         1,000,000           672,506
Hutchison Whampoa Ltd                     DV            80,000         4,050,553
New World Development Ltd                 RE           700,000         4,073,832
New World Infrastructure Ltd*             EG           500,403         1,245,785
Shanghai Industrial Holdings
   Ltd*                                   DV           786,000         1,783,989
Sun Hung Kai Properties Ltd               RE           315,000         3,584,972
Swire Pacific Ltd Class A Shrs            DV           390,000         3,442,388
                                                                   -------------
                                                                      37,417,144
                                                                   -------------
JAPAN 38.59%
77 Bank Ltd                               BK           152,000         1,429,931
Acom Co Ltd                               FR            22,800           876,000
Asahi Bank Ltd                            BK           200,000         2,057,328
Bank of Tokyo-Mitsubishi Ltd              BK            62,500         1,274,840
Chugai Pharmaceutical Ltd                 MD           200,000         1,828,736

DDI Corp                                  TC               210         1,578,604
Dai-Tokyo Fire & Marine
   Insurance Ltd                          IN           238,000         1,487,765
Fanuc Ltd                                 EL            45,000         1,444,086
Fujitsu Ltd                               CO           170,000         1,494,640
Hankyu Department Stores                  RT           130,000         1,554,426
Hitachi Metals Ltd                        MM           160,000         1,318,097
Itochu Corp                               DV           290,000         1,751,630
Kaneka Corp                               CH           230,000         1,294,182
Kitagawa Industries Ltd                   MA            14,300           578,338
Komatsu Ltd                               MY           200,000         1,638,829
Kyocera Corp                              EL            30,000         1,980,838
Maeda Corp Series 2 Warrants
   (Exp 1997)*                            BC               400           165,000
Meitec Corp                               CO             2,000            41,147
Mitsubishi Estate Ltd                     RE           130,000         1,623,003
Mitsubishi Heavy Industries Ltd           MY           192,000         1,477,056
Mitsubishi Materials                      MM           230,000         1,023,213
NTT Data                                  CO                60         1,777,742
Nippon COMSYS                             TC           103,000         1,322,141
Nippon Yusen Kabushiki Kaisha             TR           210,000         1,052,402
Nippon Yusen Kabushiki
   Kaisha Warrants (Exp 1997)*            TR               100            48,125
Nishimatsu Construction Ltd               EG           140,000         1,292,424
Nissan Motor Ltd                          AM           165,000         1,249,035
Nomura Securities Ltd                     IB           100,000         1,652,896
Onward Kashiyama Ltd                      TA            68,000           950,591
ORIX Corp                                 FR            40,000         1,491,123
Rohm Co Ltd                               EL            34,000         2,017,764
Secom Co Ltd                              EL            24,000         1,430,634
Sega Enterprises Ltd                      TH            39,000         1,577,285
Sharp Corp                                EL           122,000         1,855,640
Sony Music Entertainment                  RR            40,000         1,543,875
Sumitomo Chemical Ltd                     CH           370,000         1,580,977
Sumitomo Warehouse Ltd                    SF           240,000         1,512,927
Taiyo Yuden Ltd                           EE           125,000         1,615,530
Teijin Ltd                                TA           200,000           926,677
Tobu Railway Ltd                          TR           140,000           788,994
Tokyo Electric Power                      UT            40,600           931,653
Yamato Transport Ltd                      TR           130,000         1,348,693
Yamazaki Baking Ltd                       FD            68,000         1,082,119
                                                                   -------------
                                                                      56,966,936
                                                                   -------------
MALAYSIA 15.75%
Arab Malaysian Berhad                     DV           400,000         1,773,063
Gamuda Berhad                             EG            60,000           491,550
HICOM Holdings Berhad                     TR           680,000         1,816,598
HICOM Holdings Berhad
   Warrants (Exp 2000)*                   TR           256,750           290,618
Intria Berhad                             CH           700,000         1,870,028
Landmarks Berhad                          HL         1,000,000         1,337,713
Malayan Banking Berhad                    BK           345,000         3,413,542
Malaysian Resources Berhad                RE           400,000         1,535,599

Petronas Gas Berhad                       OG           400,000         1,630,585
Rashid Hussain Berhad                     IB           348,000         2,176,118
Technology Resources
   Industries Berhad                      TC           730,000         1,747,932
Telekom Berhad                            TC           150,000         1,323,861
Time Engineering Berhad                   DV           250,000           488,780
Time Engineering Berhad
   Warrants (Exp 2001)*                   DV           375,000           179,582
United Engineers Berhad                   EG           400,000         3,166,184
                                                                   -------------
                                                                      23,241,753
                                                                   -------------
PHILIPPINES 0.62%
Philippine National Bank*                 BK            80,000           920,858
                                                                   -------------
SINGAPORE 7.87%
DBS Land Ltd                              RE           480,000         1,512,562
Development Bank Ltd
   Foreign Shrs                           BK           165,000         1,979,063
Keppel Corp Ltd                           DV           155,500         1,158,800
Oversea-Chinese Banking Ltd
   Foreign Shrs                           BK           180,600         2,063,633
Straits Steamship Land Ltd                DV           700,000         2,146,202
United Overseas Bank Ltd                  BK           283,325         2,754,827
                                                                   -------------
                                                                      11,615,087
                                                                   -------------
SOUTH KOREA 1.71%
Cho Hung Bank                             BK            76,831           752,398
Korea Electric Power                      UT            60,300         1,771,536
                                                                   -------------
                                                                       2,523,934
                                                                   -------------
TAIWAN 0.26%
Want Want Holdings*                       AM           153,000           376,380
                                                                   -------------
THAILAND 4.53%
Bangkok Bank PLC Foreign Shrs             BK           240,000         2,559,498
Electricity Generating PLC
   Foreign Shrs                           UT           700,000         2,030,974
Thai Farmers Bank PLC
   Foreign Shrs                           BK           270,000         2,064,301
   Warrants (Exp 2002)*^                  BK            38,688            37,922
                                                                   -------------
                                                                       6,692,695
                                                                   -------------
UNITED KINGDOM 3.24%
HSBC Holdings PLC                         BK           234,916         4,785,042
                                                                   -------------
TOTAL INVESTMENT
   SECURITIES AT VALUE  100.00%
   (Cost  $139,039,425)
   (Cost for Income Tax Purposes
   $139,145,463)                                                     147,610,078
                                                                   =============

* Security is non-income producing.

^ The following are restricted securities at October 31, 1996:

                                                                        Value as
                                 Acquisition       Acquisition              % of
Description                          Date(s)              Cost        Net Assets
--------------------------------------------------------------------------------
International Growth Fund
Companhia Energetica
   de Minas Gerais
   Sponsored ADR
   Representing Pfd Shrs             1/24/96          $301,500             0.50%
Rhodia-Ster SA GDR                   9/15/95-
                                     1/19/96           431,750              0.12
Samsung Electronics
   GDS Ltd                           8/16/95           246,000              0.24
Telecomunicacoes
   Brasileiras SA-
   Telebras Sponsored
   ADR Representing
   Pfd Shrs                          9/14/94            25,971              0.04
Usinas Siderurgicas
   de Minas Gerais SA
   Sponsored ADR
   Representing Pfd Shrs             4/11/95-
                                     8/22/96           440,625             0.45%
                                                                         -------
                                                                           1.35%
                                                                         =======

Pacific Basin Fund
Thai Farmers Bank PLC
   Warrants                          9/12/96            38,184             0.03%
                                                                         =======

SUMMARY OF INVESTMENTS BY INDUSTRY

                                                          % of
                                    Industry        Investment
Industry                                Code        Securities             Value
--------------------------------------------------------------------------------
EUROPEAN FUND
Advertising                               AD             0.34%          $972,659
Audio/Video                               AV              1.61         4,610,137
Automobile Related                        AM              3.40         9,743,787
Banking                                   BK              2.87         8,233,124
Broadcasting                              BR              1.29         3,714,622
Building & Construction
   Related                                BC              1.91         5,467,678
Business & Commercial
   Services                               BS             10.36        29,712,620

Chemicals                                 CH              2.64         7,584,351
Computer Related                          CO             13.54        38,829,540
Control Instruments                       CI              0.88         2,518,158
Diversified Companies                     DV              1.93         5,536,298
Electronics                               EL              2.12         6,083,057
Finance Related                           FR              4.69        13,461,125
Food Products & Beverages                 FD              1.83         5,257,465
Health Care Related                       HC              2.57         7,378,601
Hotels                                    HL              0.47         1,345,805
Insurance                                 IN              2.25         6,454,382
Machinery                                 MY              3.79        10,877,849
Manufacturing                             MA              2.17         6,223,813
Medical Equipment & Supplies              MQ              3.61        10,352,424
Medical Products                          MP              3.47         9,966,147
Medical Related - Drugs                   MD              7.76        22,254,406
Office Equipment                          OE              1.66         4,749,392
Oil & Gas Related                         OG              1.00         2,872,581
Recreation Related                        RR              1.73         4,965,048
Retail                                    RT              5.85        16,779,330
Safety Equipment & Services               SA              2.69         7,705,170
Semiconductor Equipment                   SE              0.55         1,567,200
Telecommunications                        TC              0.82         2,339,929
Textiles & Apparel
   Manufacturers                          TA              7.14        20,488,234
Transportation                            TR              2.11         6,038,079
Utilities                                 UT              0.37         1,060,414
Wholesale                                 WH              0.58         1,675,740
                                                        ------------------------
                                                        100.00%     $286,819,165
                                                        ========================

INTERNATIONAL GROWTH FUND
Audio/Video                               AV             0.56%          $502,672
Automobile Related                        AM              3.93         3,524,026
Banking                                   BK              9.79         8,773,887
Broadcasting                              BR              1.29         1,151,533
Building & Construction
   Related                                BC              2.44         2,182,007
Business & Commercial Services            BS              2.80         2,508,966
Chemicals                                 CH              4.13         3,703,084
Computer Related                          CO              2.56         2,295,835
Control Instruments                       CI              0.66           594,915
Diversified Companies                     DV              9.28         8,315,734
Electrical Equipment                      EE              0.36           323,106
Electronics                               EL              3.22         2,883,106
Engineering                               EG              2.49         2,230,008
Finance Related                           FR              1.80         1,612,508
Food Products & Beverages                 FD              3.06         2,745,205
Gaming                                    GA              0.60           539,439
Insurance                                 IN              4.38         3,925,989
Investment Brokers                        IB              0.71           632,769
Investment Companies                      IC              2.40         2,152,378

Machinery                                 MY              1.00           892,317
Manufacturing                             MA              0.30           264,792
Medical Products                          MP              1.59         1,428,429
Medical Related - Drugs                   MD              5.01         4,488,305
Metals & Mining                           MM              3.57         3,197,400
Oil & Gas Related                         OG              2.58         2,313,402
Printing & Publishing                     PR              1.70         1,524,971
Real Estate Related                       RE              3.31         2,965,183
Recreation Related                        RR              0.53           470,882
Repurchase Agreement                      RA              3.42         3,061,000
Retail                                    RT              4.68         4,188,969
Storage Facilities                        SF              0.42           378,232
Telecommunications                        TC              5.34         4,779,704
Textiles & Apparel
   Manufacturers                          TA              1.72         1,545,388
Tobacco                                   TO              0.22           198,000
Toys & Hobbies                            TH              0.43           384,210
Transportation                            TR              3.16         2,827,623
Utilities                                 UT              4.56         4,086,939
                                                        ------------------------
                                                        100.00%      $89,592,913
                                                        ========================

PACIFIC BASIN FUND
Automobile Related                        AM             1.10%        $1,625,415
Banking                                   BK             19.77        29,178,302
Building & Construction Related           BC              0.87         1,282,394
Business & Commercial Services            BS              1.04         1,531,243
Chemicals                                 CH              3.21         4,745,187
Computer Related                          CO              2.24         3,313,529
Diversified Companies                     DV             14.00        20,665,173
Electrical Equipment                      EE              1.09         1,615,530
Electronics                               EL              5.91         8,728,962
Engineering                               EG              4.20         6,195,943
Finance Related                           FR              1.60         2,367,123
Food Products & Beverages                 FD              0.73         1,082,119
Hotels                                    HL              0.91         1,337,713
Insurance                                 IN              1.01         1,487,765
Investment Brokers                        IB              2.59         3,829,014
Machinery                                 MY              2.11         3,115,885
Manufacturing                             MA              0.39           578,338
Medical Related - Drugs                   MD              1.24         1,828,736
Metals & Mining                           MM              3.67         5,411,559
Oil & Gas Related                         OG              1.91         2,825,569
Real Estate Related                       RE             14.06        20,746,667
Recreation Related                        RR              1.05         1,543,875
Retail                                    RT              1.05         1,554,426
Storage Facilities                        SF              1.03         1,512,927
Telecommunications                        TC              4.05         5,972,538
Textiles & Apparel
   Manufacturers                          TA              1.27         1,877,268

Toys & Hobbies                            TH              1.07         1,577,285
Transportation                            TR              3.62         5,345,430
Utilities                                 UT              3.21         4,734,163
                                                        ------------------------
                                                        100.00%     $147,610,078
                                                        ========================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Assets and Liabilities
October 31, 1996

                                                              International           Pacific
                                                 European            Growth             Basin
                                                     Fund              Fund              Fund
---------------------------------------------------------------------------------------------
ASSETS
Investment Securities:
   At Cost~                                  $235,112,599       $79,803,330      $139,039,425
                                             ================================================
   At Value~                                  286,819,165        89,592,913       147,610,078

Cash                                                    0            19,648                 0
Foreign Currency
   (Cost $0, $567,156 and
   $0, respectively)                                    0           570,687                 0
Receivables:
   Investment Securities Sold                   9,519,173         2,247,822         1,840,470
   Fund Shares Sold                             9,106,424         4,016,974         4,439,502
   Dividends and Interest                         407,672           267,510           725,740
Prepaid Expenses and
   Other Assets                                    56,850            28,255            61,796
                                             ------------------------------------------------
TOTAL ASSETS                                  305,909,284        96,743,809       154,677,586
                                             ------------------------------------------------
LIABILITIES
Payables:
   Custodian                                    1,402,251                 0         4,407,734
   Foreign Sub-Custodian
   (Cost $0, $1,159,165 and
   $0, respectively)                                    0         1,154,671                 0
   Distributions to
   Shareholders                                    28,059             3,271                 0
   Investment Securities
   Purchased                                    2,916,964           838,800           129,416
   Fund Shares Repurchased                        922,875           135,626           223,998
Depreciation on Forward
   Foreign Currency Contracts                       1,468             3,595             2,985
Accrued Expenses and Other
   Payables                                        49,439            21,450            43,534
                                             ------------------------------------------------
TOTAL LIABILITIES                               5,321,056         2,157,413         4,807,667
                                             ------------------------------------------------
Net Assets at Value                           300,588,228        94,586,396       149,869,919
                                             ================================================
NET ASSETS
Paid-in Capital*                              229,565,888        80,877,433       132,415,633
Accumulated Undistributed
   Net Investment Income                          113,293           131,783            39,834
Accumulated Undistributed
   Net Realized Gain on
   Investment Securities and





   Foreign Currency Transactions               19,194,448         3,783,899         8,840,121
Net Appreciation of Investment
   Securities and Foreign
   Currency Transactions                       51,714,599         9,793,281         8,574,331
                                             ------------------------------------------------
Net Assets at Value                           300,588,228        94,586,396       149,869,919
                                             ================================================
Shares Outstanding                             18,969,832         5,594,587        10,619,681
Net Asset Value, Offering
   and Redemption Price
   per Share                                        15.85             16.91             14.11
                                             ================================================

~ Investment securities at cost and value at October 31, 1996 include a repurchase agreement of $3,061,000 for the International Growth Fund.

* The Fund has 500 million authorized shares of common stock, par value of $0.01 per share. Of such shares, 100 million have been allocated to each individual Fund.

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Operations
Year Ended October 31, 1996

                                                              International           Pacific
                                                 European            Growth             Basin
                                                     Fund              Fund              Fund
---------------------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
Dividends                                      $4,142,698        $1,847,954        $2,564,897
Interest                                          407,526           310,411           472,651
   Foreign Taxes Withheld                       (563,385)         (215,531)         (248,194)
                                              -----------------------------------------------
   TOTAL INCOME                                 3,986,839         1,942,834         2,789,354
                                              -----------------------------------------------
EXPENSES
Investment Advisory Fees                        1,793,380           893,966         1,396,490
Transfer Agent Fees                               839,761           383,054           870,770
Administrative Fees                                45,868            23,409            37,930
Custodian Fees and Expenses                       318,368           142,128           412,646
Directors' Fees and Expenses                       19,592            11,999            16,992
Professional Fees and Expenses                     32,345            26,395            29,910
Registration Fees and Expenses                     57,999            51,149            79,211
Reports to Shareholders                            96,092            57,731            96,479
Other Expenses                                     54,920            18,480            38,643
                                              -----------------------------------------------
   TOTAL EXPENSES                               3,258,325         1,608,311         2,979,071
   Fees and Expenses
   Paid Indirectly                              (147,516)          (52,556)         (117,351)
                                              -----------------------------------------------
   NET EXPENSES                                 3,110,809         1,555,755         2,861,720
                                              -----------------------------------------------
NET INVESTMENT INCOME
   (LOSS)                                         876,030           387,079          (72,366)
                                              -----------------------------------------------
REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENT SECURITIES
Net Realized Gain
   (Loss) on:
   Investment Securities and
   Foreign Currency
   Transactions                                19,780,096         4,539,279         6,973,332
  Forward Foreign Currency
   Contracts                                            0          (40,982)         3,115,934
                                              -----------------------------------------------
   Total Net Realized Gain                     19,780,096         4,498,297        10,089,266
                                              -----------------------------------------------
Change in Net Appreciation
   (Depreciation) of Investment
   Securities and Foreign
   Currency Transactions                       29,753,509         5,988,409       (1,230,912)
                                              -----------------------------------------------





NET GAIN ON INVESTMENT
   SECURITIES                                  49,533,605        10,486,706         8,858,354
                                              -----------------------------------------------
Net Increase in Net
   Assets from Operations                     $50,409,635       $10,873,785        $8,785,988
                                              ===============================================

See Notes to Financial Statements

INVESCO International Funds, Inc.
Statement of Changes in Net Assets
Year Ended October 31

                                                                      International Growth              Pacific Basin
                                            European Fund                     Fund                          Fund
                                    ---------------------------    --------------------------   ---------------------------
                                         1996           1995           1996           1995           1996           1995
OPERATIONS
Net Investment Income (Loss)            $876,030     $3,053,200       $387,079       $391,520      $(72,366)       $766,938
Net Realized Gain on
   Investment Securities and
   Foreign Currency
   Transactions                       19,780,096     20,628,193      4,498,297      2,758,199     10,089,266      1,741,520
Change in Net Appreciation
   (Depreciation) of
   Investment Securities
   and Foreign Currency
   Transactions                       29,753,509    (4,510,681)      5,988,409    (9,940,632)    (1,230,912)   (30,092,655)
                                   ----------------------------   ---------------------------  ----------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM
   OPERATIONS                         50,409,635     19,170,712     10,873,785    (6,790,913)      8,785,988   (27,584,197)
                                   ----------------------------   ---------------------------  ----------------------------
DISTRIBUTIONS TO
   SHAREHOLDERS
Net Investment Income                  (876,030)    (3,301,697)      (387,079)      (439,663)              0      (673,006)
In Excess of Net
   Investment Income                   (516,756)              0      (394,151)      (146,866)      (432,102)              0
Net Realized Gain on
   Investment
   Securities                       (18,669,435)              0    (2,897,940)    (5,845,914)    (2,389,197)   (28,585,579)
                                   ----------------------------  ----------------------------  ----------------------------
TOTAL DISTRIBUTIONS                 (20,062,221)    (3,301,697)    (3,679,170)    (6,432,443)    (2,821,299)   (29,258,585)
                                   ----------------------------  ----------------------------  ----------------------------
FUND SHARE TRANSACTIONS
Proceeds from Sales
   of Shares                         466,074,093    290,034,808    349,892,500    178,375,413    667,157,615    439,843,358





Reinvestment of
   Distributions                      19,468,999      3,205,612      3,657,292      6,364,834      2,720,245     28,336,832
                                   ----------------------------  ----------------------------  ----------------------------
                                     485,543,092    293,240,420    353,549,792    184,740,247    669,877,860    468,180,190
Amounts Paid for Repurchases
   of Shares                       (439,501,864)  (434,751,959)  (341,548,549)  (258,010,566)  (680,346,294)  (609,852,076)
                                   ----------------------------  ----------------------------  ----------------------------
NET INCREASE (DECREASE)
   IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                 46,041,228  (141,511,539)     12,001,243   (73,270,319)   (10,468,434)  (141,671,886)
                                   ----------------------------  ----------------------------  ----------------------------
Total Increase (Decrease)
   in Net Assets                      76,388,642  (125,642,524)     19,195,858   (86,493,675)    (4,503,745)  (198,514,668)
NET ASSETS
Beginning of Period                  224,199,586    349,842,110     75,390,538    161,884,213    154,373,664    352,888,332
                                   ----------------------------  ----------------------------  ----------------------------
End of Period                       $300,588,228   $224,199,586    $94,586,396    $75,390,538   $149,869,919   $154,373,664
                                   ============================  ============================  ============================
Accumulated Undistributed
   Net Investment Income
   Included in Net Assets
   at End of Period                     $113,293       $507,201       $131,783       $396,296        $39,834       $426,568

FUND SHARE TRANSACTIONS
Shares Sold                           31,746,297     21,836,397     21,434,516     11,482,388     45,840,305     31,754,627
Shares Issued from
   Reinvestment of
   Distributions                       1,465,160        227,514        231,481        418,271        188,387      2,003,639
                                   ----------------------------  ----------------------------  ----------------------------
                                      33,211,457     22,063,911     21,665,997     11,900,659     46,028,692     33,758,266
Shares Repurchased                  (30,152,989)   (33,171,784)   (20,850,135)   (16,486,989)   (46,568,736)   (43,270,385)
                                   ----------------------------  ----------------------------  ----------------------------
Net Increase (Decrease)
   in Fund Shares                      3,058,468   (11,107,873)        815,862    (4,586,330)      (540,044)    (9,512,119)

See Notes to Financial Statements

INVESCO International Funds, Inc.
NOTES TO FINANCIAL STATEMENTS
NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES. INVESCO International Funds, Inc. (the "Fund"), was incorporated in Maryland and presently consists of three separate Funds: European Fund, International Growth Fund and Pacific Basin Fund. The investment objectives of the Funds are to seek capital appreciation through investments in designated geographical sectors for European and Pacific Basin Funds and to seek a high total return through investments in designated geographical sectors for International Growth Fund. The Fund is registered under the Investment Company Act of 1940 (the "Act") as a diversified, open-end management investment company.
   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
A. SECURITY VALUATION - Equity securities traded on national securities exchanges or in the over-the-counter market are valued at the last sales price in the market where such securities are primarily traded. If last sales prices are not available, securities are valued at the highest closing bid price obtained from one or more dealers making a market for such securities or by a pricing service approved by the Fund's board of directors.
          Foreign securities are valued at the closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for foreign securities, prices will be obtained from the principal stock exchange at or prior to the close of the New York Stock Exchange. Foreign currency exchange rates are determined daily prior to the close of the New York Stock Exchange.
          Debt securities are valued at evaluated bid prices as determined by a pricing service approved by the Fund's board of directors. If evaluated bid prices are not available, debt securities are valued by averaging the bid prices obtained from one or more dealers making a market for such securities.
          If market quotations or pricing service valuations are not readily available, securities are valued at fair value as determined in good faith by the Fund's board of directors. Restricted securities are valued in accordance with procedures established by the Fund's board of directors.
          Short-term securities are stated at amortized cost (which approximates market value) if maturity is 60 days or less at the time of purchase, or market value if maturity is greater than 60 days.
          Assets and liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars at the prevailing market rates as quoted by one or more banks or dealers on the date of valuation. The cost of securities is translated into U.S. dollars at the rates of exchange prevailing when such securities are acquired. Income and expenses are translated into U.S. dollars at rates of exchange prevailing when accrued.
B. REPURCHASE AGREEMENTS - Repurchase agreements held by the Fund are fully collateralized by U.S. Government securities and such collateral is in the possession of the Fund's custodian. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements including accrued interest.
C. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date and dividend income is recorded on the ex dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income. Cost is determined on the specific identification basis.
          The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Net realized and unrealized gain or loss from investments includes fluctuations from currency exchange rates and fluctuations in market value.
          The Fund's use of short-term forward foreign currency contracts may subject it to certain risks as a result of unanticipated movements in foreign exchange rates. The Fund does not hold short-term forward foreign currency contracts for trading purposes. The Fund may hold foreign currency in anticipation of settling foreign security transactions and not for investment purposes.
          Restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of each Fund to sell a security at a fair price and may substantially delay the sale of the security which each Fund seeks to sell. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist.
D. FEDERAL AND STATE TAXES - The Fund has complied and continues to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and, accordingly, has made or intends to make sufficient distributions of net investment income and net realized capital gains, if any, to relieve it from all federal and state income taxes and federal excise taxes.
          To the extent future capital gains are offset by capital loss carryovers, such gains will not be distributed to shareholders.
          Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Each Fund has elected to treat a portion of distributions of both realized and unrealized gains on forward foreign currency contracts as capital gain distributions.
          Investment income received from foreign sources may be subject to foreign withholding taxes. Dividend and interest income is shown gross of foreign withholding taxes in the accompanying financial statements.
E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded by the Fund on the ex dividend/distribution date. The Fund distributes net realized capital gains, if any, to its shareholders at least annually, if not offset by capital loss carryovers. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions, nontaxable dividends, net operating losses and expired capital loss carryforwards.
          For the year ended October 31, 1996, the effects of such differences were as follows:

                                                                     Accumulated
                                             Accumulated           Undistributed
                                           Undistributed            Net Realized
                                                     Net                 Gain on
                                              Investment              Investment
Fund                                              Income              Securities
--------------------------------------------------------------------------------
European Fund                                   $122,848              $(122,848)
International Growth Fund                        129,638               (129,638)
Pacific Basin Fund                               117,734               (117,734)

Net investment income, net realized gains and net assets were not affected.
F. FORWARD FOREIGN CURRENCY CONTRACTS - The Fund enters into short-term forward foreign currency contracts in connection with planned purchases or sales of securities as a hedge against fluctuations in foreign exchange rates pending the settlement of transactions in foreign securities. A forward foreign currency contract is an agreement between contracting parties to exchange an amount of currency at some future time at an agreed upon rate. These contracts are marked-to-market daily and the related appreciation or depeciation of the contracts is presented in the Statement of Assets and Liabilities.
G. EXPENSES - Each of the Funds bears expenses incurred specifically on its behalf and, in addition, each Fund bears a portion of general expenses, based on the relative net assets of each Fund.
          Under an agreement between each Fund and the Fund's Custodian, agreed upon Custodian Fees and Expenses are reduced by credits granted by the Custodian from any temporarily uninvested cash. Similarly, Transfer Agent Fees are reduced by credits earned by each Fund from security brokerage transactions under certain broker/service arrangements with third parties. Such credits are included in Fees and Expenses Paid Indirectly in the Statement of Operations.
          For the year ended October 31, 1996, Fees and Expenses Paid Indirectly consisted of the following:

                                          Custodian Fees                Transfer
Fund                                      and Expenses                Agent Fees
--------------------------------------------------------------------------------
European Fund                                   $147,230                    $286
International Growth Fund                         52,534                      22
Pacific Basin Fund                               116,841                     510

NOTE 2 - INVESTMENT ADVISORY AND OTHER AGREEMENTS. INVESCO Funds Group, Inc. ("IFG") serves as the Fund's investment adviser. As compensation for its services to the Fund, IFG receives an investment advisory fee which is accrued daily at the applicable rate and paid monthly. The fee for European and Pacific Basin Funds is based on the annual rate of 0.75% on the first $350 million of average net assets; reduced to 0.65% on the next $350 million of average net assets; and 0.55% on average net assets in excess of $700 million. International Growth Fund's fees are based on the annual rate of 1.00% on the first $500 million of average net assets; reduced to 0.75% on the next $500 million of average net assets; and 0.65% on average net assets in excess of $1 billion.
      In accordance with a Sub-Advisory Agreement between IFG and INVESCO Asset Management Limited ("IAM"), an affiliate of IFG, investment decisions of the Fund are made by IAM. Prior to February 2, 1996, a separate Sub-Advisory Agreement between IFG and INVESCO International Limited ("IIL"), an affiliate of IFG, provided that investment decisions for International Growth Fund were made by IIL. Terms of the new Sub-Advisory Agreement are similar to the previous Sub-Advisory Agreement between IFG and IIL. Fees for such sub- advisory services are paid by IFG.
      In accordance with an Administrative Agreement, each Fund pays IFG an annual fee of $10,000, plus an additional amount computed at an annual rate of 0.015% of average net assets to provide administrative, accounting and clerical services. The fee is accrued daily and paid monthly.
     IFG received a transfer agent fee at an annual rate of $14.00 per shareholder account, or per participant in an omnibus account through April 30, 1996. IFG may pay such fee for participants in omnibus accounts to affiliates or third parties. The fee is paid monthly at one-twelfth of the annual fee and is based upon the actual number of accounts in existence during each month. As of May 1, 1996, the transfer agent fee became $20.00 per shareholder account or, where applicable, per participant in an omnibus account, per year, computed in a manner similar to the previous fee.
NOTE 3 -- PURCHASES AND SALES OF INVESTMENT SECURITIES. For the year ended October 31, 1996, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were as follows:

Fund                                         Purchases                     Sales
--------------------------------------------------------------------------------
European Fund                               $219,224,041            $209,280,607
International Growth Fund                     57,337,198              53,094,266
Pacific Basin Fund                           123,585,688             139,208,636

      There were no purchases or sales of U.S. Government securities.

NOTE 4 -- APPRECIATION AND DEPRECIATION. At October 31, 1996, the gross appreciation of securities in which there was an excess of value over tax cost, the gross depreciation of securities in which there was an excess of tax cost over value and the resulting net appreciation by Fund were as follows:

                                Gross             Gross                  Net
Fund                         Appreciation      Depreciation         Appreciation
--------------------------------------------------------------------------------
European Fund                $59,956,973        $9,458,613          $50,498,360
International Growth Fund     14,021,619         4,618,000            9,403,619
Pacific Basin Fund            18,683,020        10,218,405            8,464,615

NOTE 5 - TRANSACTIONS WITH AFFILIATES. Certain of the Fund's officers and directors are also officers and directors of IFG, IAM or IIL.
   The Fund has adopted an unfunded deferred compensation plan covering all independent directors of the Fund who will have served as an independent director for at least five years at the time of retirement. Benefits under this plan were based on an annual rate equal to 25% of the retainer fee at the time of retirement. As of July 1, 1996, benefits are based on an annual rate of 40% of the retainer fee at the time of retirement.
   Pension expenses for the year ended October 31, 1996, included in Directors' Fees and Expenses in the Statement of Operations, and unfunded accrued pension costs and pension liability included in Prepaid Expenses and Accrued Expenses, respectively, in the Statement of Assets and Liabilities were as follows:


                                                    Unfunded
                               Pension              Accrued              Pension
Fund                           Expenses        Pension Costs           Liability
--------------------------------------------------------------------------------
European Fund                   $2,579              $10,073              $20,759
International Growth Fund          866                4,856                9,444
Pacific Basin Fund               1,812               10,998               21,166

NOTE 6 - LINE OF CREDIT. The Fund has available a Redemption Line of Credit Facility ("LOC"), from a consortium of national banks, to be used for temporary or emergency purposes to fund redemptions of investor shares. The LOC permits borrowings to a maximum of 10% of the Net Assets at Value of each respective Fund. Each Fund agrees to pay annual fees and interest on the unpaid principal balance based on prevailing market rates as defined in the agreement. For the year ended October 31, 1996, there were no such borrowings.

INVESCO International Funds, Inc.
Financial Highlights
 (For a Fund Share Outstanding Throughout Each Period)


                                                                              Year Ended October 31
                                                      ---------------------------------------------------------------------
                                                           1996           1995           1994           1993           1992
                                                      European Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                    $14.09         $12.95         $12.20         $10.14         $11.14
                                                      ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                                      0.05           0.23           0.16           0.14           0.20
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          3.00           1.12           0.75           2.06         (1.00)
                                                      ---------------------------------------------------------------------
Total from Investment Operations                           3.05           1.35           0.91           2.20         (0.80)
                                                      ---------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.08           0.21           0.16           0.14           0.20
Distributions from Capital Gains                           1.21           0.00           0.00           0.00           0.00
                                                      ---------------------------------------------------------------------
Total Distributions                                        1.29           0.21           0.16           0.14           0.20
                                                      ---------------------------------------------------------------------
Net Asset Value - End of Period                          $15.85         $14.09         $12.95         $12.20         $10.14
                                                      =====================================================================

TOTAL RETURN                                             23.47%         10.42%          7.43%         21.78%        (7.22%)

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                      $300,588       $224,200       $349,842       $270,544       $117,276
Ratio of Expenses to Average
   Net Assets                                            1.36%@         1.40%@          1.20%          1.28%          1.29%
Ratio of Net Investment Income
   to Average Net Assets                                  0.37%          1.26%          1.28%          1.76%          2.23%
Portfolio Turnover Rate                                     91%            96%            70%            44%            87%
Average Commission Rate Paid^^                          $0.0367              -              -              -              -





                                                       Pacific Basin Fund

PER SHARE DATA
Net Asset Value - Beginning of Period                    $13.83         $17.07         $15.11         $11.02         $13.19
                                                      ---------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)                             (0.02)           0.06           0.04           0.04           0.07
Net Gains or (Losses) on Securities
   (Both Realized and Unrealized)                          0.51         (1.45)           2.28           4.09         (2.18)
                                                      ---------------------------------------------------------------------
Total from Investment Operations                           0.49         (1.39)           2.32           4.13         (2.11)
                                                      ---------------------------------------------------------------------
LESS DISTRIBUTIONS
Dividends from Net Investment Income                       0.03           0.06           0.04           0.04           0.06
Distributions from Capital Gains                           0.18           1.79           0.32           0.00           0.00
                                                      ---------------------------------------------------------------------
Total Distributions                                        0.21           1.85           0.36           0.04           0.06
                                                      ---------------------------------------------------------------------
Net Asset Value - End of Period                          $14.11         $13.83         $17.07         $15.11         $11.02
                                                      =====================================================================

TOTAL RETURN                                              3.55%        (8.31%)         15.63%         37.51%       (16.03%)

RATIOS
Net Assets - End of Period
   ($000 Omitted)                                      $149,870       $154,374       $352,888       $299,192        $26,488
Ratio of Expenses to Average
   Net Assets                                            1.60%@         1.52%@          1.24%          1.22%          1.78%
Ratio of Net Investment Income (Loss)
   to Average Net Assets                                (0.04%)          0.37%          0.28%          0.63%          0.66%
Portfolio Turnover Rate                                     70%            56%            70%            30%           123%
Average Commission Rate Paid^^                          $0.0148              -              -              -              -

< The per share  information  for 1993 was  computed  based on weighted  average shares.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

INVESCO International Funds, Inc.
Financial Highlights (Continued)
 (For a Fund Share Outstanding Throughout Each Period)

                                                                                   Period Ended            Year Ended
                                                  Year Ended October 31             October 31              December 31
                                        --------------------------------------     ------------     -------------------------
                                            1996           1995          1994<         1993^<           1992           1991
                                        International Growth Fund
PER SHARE DATA
Net Asset Value -
   Beginning of Period                    $15.78         $17.29         $15.75         $12.57         $14.51         $13.69
                                        --------------------------------------     ------------     -------------------------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income                       0.07           0.08           0.04           0.08           0.12           0.17
Net Gains or (Losses) on
   Securities (Both Realized
   and Unrealized)                          1.77         (0.61)           1.57           3.16         (1.94)           0.82
                                        --------------------------------------     ------------     -------------------------
Total from Investment
   Operations                               1.84         (0.53)           1.61           3.24         (1.82)           0.99
                                        --------------------------------------     ------------     -------------------------
LESS DISTRIBUTIONS
Dividends from Net
   Investment Income                        0.15           0.09           0.07           0.06           0.11           0.17
In Excess of Net
   Investment Income                        0.00           0.03           0.00           0.00           0.00           0.00
Distributions from Capital
   Gains                                    0.56           0.86           0.00           0.00           0.01           0.00
                                        --------------------------------------     ------------     -------------------------
Total Distributions                         0.71           0.98           0.07           0.06           0.12           0.17
                                        --------------------------------------     ------------     -------------------------
Net Asset Value -
   End of Period                          $16.91         $15.78         $17.29         $15.75         $12.57         $14.51
                                        ======================================     ============     =========================

TOTAL RETURN                              12.01%        (2.84%)         10.21%        29.08%*       (12.52%)          7.19%






RATIOS
Net Assets - End of Period
   ($000 Omitted)                        $94,586        $75,391       $161,884       $108,677        $35,192        $42,039
Ratio of Expenses to
   Average Net Assets                     1.80%@         1.81%@          1.50%         1.43%~          1.36%          1.48%
Ratio of Net Investment Income
   to Average Net Assets                   0.43%          0.41%          0.46%         0.94%~          0.83%          1.17%
Portfolio Turnover Rate                      64%            62%            87%           46%*            50%            71%
Average Commission Rate Paid^^           $0.0329              -              -              -              -              -

^ From January 1, 1993 to October 31, 1993, the Fund's current fiscal year-end.

< The per share information was computed based on weighted average shares.

*  Based  on  operations  for  the  period  shown  and,  accordingly,   are  not
representative of a full year.

@ Ratio is based on Total Expenses of the Fund, which is before any expense offset arrangements.

~ Annualized

^^ The average commission rate paid is the total brokerage commissions paid on applicable purchases and sales of securities for the period divided by the total number of related shares purchased or sold which is required to be disclosed for fiscal years beginning September 1, 1995 and thereafter.

             ---------------------------------------------------

OTHER INFORMATION
UNAUDITED

On February 2, 1996, a special meeting of the International Growth Fund was held at which approval of a new sub-advisory agreement between the Fund's investment advisor and INVESCO Asset Management Limited (Proposal 1) and an increase in the Fund's limit on investing in companies located in developing countries (Proposal
2) were ratified. The following is a report of the votes cast:

Proposal                        For        Against        Abstain          Total
--------------------------------------------------------------------------------
Proposal 1                2,902,663         38,425         79,275      3,020,363
Proposal 2                2,404,996         69,304         57,341      3,020,363

Report of Independent Accountants

To the Board of Directors and Shareholders of INVESCO International Funds, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the statement of investment securities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the European Fund, International Growth Fund, and Pacific Basin Fund (constituting INVESCO International Funds, Inc., hereafter referred to as the "Fund") at October 31, 1996, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1996 by correspondence with the custodian and the application of alternative auditing procedures for unsettled security transactions, provide a reasonable basis for the opinion expressed above.


/s/ Price Waterhouse LLP
------------------------
Price Waterhouse LLP

Denver, Colorado
December 6, 1996